Annual Report

September 30, 2019

SPDR® S&P 500® ETF Trust

A Unit Investment Trust

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P 500® ETF Trust

Trust Overview

INVESTMENT OBJECTIVE

SPDR S&P 500® ETF Trust (the “Trust”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”).

INVESTMENT STRATEGY

The Trust seeks to achieve this investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in the Portfolio substantially corresponding to the weight of such stock in the Index.

PERFORMANCE OVERVIEW

The Trust ended its fiscal year on September 30, 2019, with a 12-month total return of 4.11% based on net asset value (“NAV”), as compared to the Index return of 4.25%.

The Trust’s performance reflects the operating expenses of the Trust, including brokerage expenses, marketing expenses, license fees, expenses relating to legal and audit services and Trustee fees. The Trust’s performance also reflects the impact of an expense waiver, and without this waiver, such performance would be lower. Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

SPDR S&P 500® ETF Trust

Annual Report

September 30, 2019

SPDR S&P 500® ETF Trust

Schedule of Investments

September 30, 2019

Common Stocks	Shares	Value

3M Co.	6,381,536	$1,049,124,518
Abbott Laboratories	19,624,317	1,641,966,603
AbbVie, Inc.	16,366,181	1,239,247,225
ABIOMED, Inc.(a)	498,273	88,637,784
Accenture PLC Class A	7,061,131	1,358,208,548
Activision Blizzard, Inc.	8,499,909	449,815,184
Adobe Systems, Inc.(a)	5,401,556	1,492,179,845
Advance Auto Parts, Inc.	794,133	131,349,598
Advanced Micro Devices, Inc.(a)	12,053,261	349,424,036
AES Corp.	7,320,441	119,616,006
Affiliated Managers Group, Inc.	566,395	47,209,023
Aflac, Inc.	8,270,061	432,689,592
Agilent Technologies, Inc.	3,436,133	263,310,872
Air Products & Chemicals, Inc.	2,435,294	540,294,327
Akamai Technologies, Inc.(a)	1,815,180	165,871,148
Alaska Air Group, Inc.	1,365,971	88,665,178
Albemarle Corp.	1,184,215	82,326,627
Alexandria Real Estate Equities, Inc. REIT	1,244,852	191,757,002
Alexion Pharmaceuticals, Inc.(a)	2,480,290	242,919,603
Align Technology, Inc.(a)	805,540	145,738,297
Allegion PLC	1,037,295	107,515,627
Allergan PLC	3,642,232	612,951,223
Alliance Data Systems Corp.	455,042	58,304,531
Alliant Energy Corp.	2,610,039	140,759,403
Allstate Corp.	3,655,095	397,235,725
Alphabet, Inc. Class A(a)	3,325,875	4,061,358,997
Alphabet, Inc. Class C(a)	3,355,556	4,090,422,764
Altria Group, Inc.	20,712,433	847,138,510
Amazon.com, Inc.(a)	4,613,732	8,009,023,516
Amcor PLC(a)	18,009,115	175,588,871
Ameren Corp.	2,700,678	216,189,274
American Airlines Group, Inc.	4,383,002	118,209,564
American Electric Power Co., Inc.	5,445,377	510,177,371
American Express Co.	7,580,304	896,598,357
American International Group, Inc.	9,628,951	536,332,571
American Tower Corp. REIT	4,915,362	1,086,933,999
American Water Works Co., Inc.	1,997,914	248,200,856
Ameriprise Financial, Inc.	1,453,054	213,744,243
AmerisourceBergen Corp.	1,721,070	141,695,693
AMETEK, Inc.	2,513,000	230,743,660
Amgen, Inc.	6,658,645	1,288,514,394
Amphenol Corp. Class A	3,314,097	319,810,360
Analog Devices, Inc.	4,102,693	458,393,889
ANSYS, Inc.(a)	931,275	206,147,034

Common Stocks	Shares	Value

Anthem, Inc.	2,847,285	$683,633,128
AO Smith Corp.	1,571,994	74,999,834
Aon PLC	2,618,745	506,910,470
Apache Corp.	4,150,455	106,251,648
Apartment Investment & Management Co. Class A REIT	1,651,020	86,084,183
Apple, Inc.	47,167,737	10,564,158,056
Applied Materials, Inc.	10,256,804	511,814,520
Aptiv PLC	2,860,182	250,037,110
Archer-Daniels-Midland Co.	6,189,969	254,222,027
Arconic, Inc.	4,427,996	115,127,896
Arista Networks, Inc.(a)	604,304	144,380,312
Arthur J Gallagher & Co.	2,049,372	183,562,250
Assurant, Inc.	682,046	85,815,028
AT&T, Inc.	81,132,958	3,070,071,131
Atmos Energy Corp.	1,291,009	147,033,015
Autodesk, Inc.(a)	2,437,234	359,979,462
Automatic Data Processing, Inc.	4,818,727	777,838,912
AutoZone, Inc.(a)	272,281	295,321,418
AvalonBay Communities, Inc. REIT	1,547,144	333,146,518
Avery Dennison Corp.	946,428	107,485,828
Baker Hughes a GE Co.	7,214,571	167,378,047
Ball Corp.	3,713,015	270,344,622
Bank of America Corp.	93,018,758	2,713,357,171
Bank of New York Mellon Corp.	9,524,619	430,608,025
Baxter International, Inc.	5,669,051	495,871,891
BB&T Corp.	8,497,234	453,497,379
Becton Dickinson and Co.	2,986,606	755,491,854
Berkshire Hathaway, Inc. Class B(a)	21,772,086	4,529,029,330
Best Buy Co., Inc.	2,571,805	177,428,827
Biogen, Inc.(a)	2,048,028	476,821,879
BlackRock, Inc.	1,304,318	581,256,274
Boeing Co.	5,935,595	2,258,315,830
Booking Holdings, Inc.(a)	472,207	926,758,180
BorgWarner, Inc.	2,280,487	83,648,263
Boston Properties, Inc. REIT	1,595,924	206,927,506
Boston Scientific Corp.(a)	15,396,966	626,502,547
Bristol-Myers Squibb Co.	18,109,596	918,337,613
Broadcom, Inc.	4,419,910	1,220,204,554
Broadridge Financial Solutions, Inc.	1,284,456	159,824,860
Brown-Forman Corp. Class B	2,020,905	126,872,416
C.H. Robinson Worldwide, Inc.	1,514,537	128,402,447
Cabot Oil & Gas Corp.	4,685,099	82,317,189

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

September 30, 2019

Common Stocks	Shares	Value

Cadence Design Systems, Inc.(a)	3,118,055	$206,041,074
Campbell Soup Co.	1,872,380	87,852,070
Capital One Financial Corp.	5,210,801	474,078,675
Capri Holdings, Ltd.(a)	1,687,152	55,945,960
Cardinal Health, Inc.	3,273,408	154,472,124
CarMax, Inc.(a)	1,843,996	162,271,648
Carnival Corp.	4,409,710	192,748,424
Caterpillar, Inc.	6,246,701	789,020,803
Cboe Global Markets, Inc.	1,235,657	141,989,346
CBRE Group, Inc. Class A(a)	3,734,492	197,965,421
CBS Corp. Class B	3,633,535	146,685,808
CDW Corp.	1,606,828	198,025,483
Celanese Corp.	1,400,856	171,310,680
Celgene Corp.(a)	7,869,473	781,438,669
Centene Corp.(a)	4,561,187	197,316,950
CenterPoint Energy, Inc.	5,531,867	166,951,746
CenturyLink, Inc.	10,650,793	132,921,897
Cerner Corp.	3,589,834	244,718,984
CF Industries Holdings, Inc.	2,452,167	120,646,616
Charles Schwab Corp.	12,917,682	540,346,638
Charter Communications, Inc. Class A(a)	1,795,164	739,822,988
Chevron Corp.	21,074,133	2,499,392,174
Chipotle Mexican Grill, Inc.(a)	283,114	237,948,824
Chubb, Ltd.	5,068,770	818,302,229
Church & Dwight Co., Inc.	2,714,746	204,257,489
Cigna Corp.(a)	4,194,958	636,752,675
Cimarex Energy Co.	1,119,861	53,686,136
Cincinnati Financial Corp.	1,683,101	196,367,394
Cintas Corp.	937,968	251,469,221
Cisco Systems, Inc.	47,137,065	2,329,042,382
Citigroup, Inc.	25,083,172	1,732,745,522
Citizens Financial Group, Inc.	4,964,232	175,584,886
Citrix Systems, Inc.	1,397,389	134,875,986
Clorox Co.	1,415,847	215,024,684
CME Group, Inc.	3,963,219	837,586,703
CMS Energy Corp.	3,147,958	201,311,914
Coca-Cola Co.	42,730,796	2,326,264,534
Cognizant Technology Solutions Corp. Class A	6,132,348	369,565,952
Colgate-Palmolive Co.	9,509,909	699,073,411
Comcast Corp. Class A	50,360,098	2,270,233,218
Comerica, Inc.	1,709,538	112,812,413
Conagra Brands, Inc.	5,374,680	164,895,182
Concho Resources, Inc.	2,217,062	150,538,510
ConocoPhillips	12,326,398	702,358,158
Consolidated Edison, Inc.	3,688,173	348,421,703
Constellation Brands, Inc. Class A	1,854,880	384,479,526

Common Stocks	Shares	Value

Cooper Cos., Inc.	544,396	$161,685,612
Copart, Inc.(a)	2,230,134	179,146,664
Corning, Inc.	8,682,802	247,633,513
Corteva, Inc.(a)	8,295,297	232,268,316
Costco Wholesale Corp.	4,883,066	1,406,860,145
Coty, Inc. Class A	3,333,344	35,033,445
Crown Castle International Corp. REIT	4,599,635	639,395,261
CSX Corp.	8,862,297	613,891,313
Cummins, Inc.	1,752,033	285,003,208
CVS Health Corp.	14,439,894	910,724,115
D.R. Horton, Inc.	3,727,759	196,490,177
Danaher Corp.	7,089,254	1,023,900,955
Darden Restaurants, Inc.	1,353,049	159,957,453
DaVita, Inc.(a)	1,075,129	61,357,612
Deere & Co.	3,505,721	591,345,018
Delta Air Lines, Inc.	6,425,400	370,103,040
DENTSPLY SIRONA, Inc.	2,489,176	132,697,973
Devon Energy Corp.	4,604,842	110,792,499
Diamondback Energy, Inc.	1,810,390	162,772,165
Digital Realty Trust, Inc. REIT	2,294,240	297,815,294
Discover Financial Services	3,533,454	286,527,785
Discovery, Inc. Class A(a)	1,746,108	46,498,856
Discovery, Inc. Class C(a)	3,985,115	98,113,531
DISH Network Corp. Class A(a)	2,671,566	91,020,254
Dollar General Corp.	2,865,126	455,383,126
Dollar Tree, Inc.(a)	2,626,971	299,895,009
Dominion Energy, Inc.	9,126,128	739,581,413
Dover Corp.	1,611,955	160,486,240
Dow, Inc.	8,287,771	394,912,288
DTE Energy Co.	2,026,534	269,447,961
Duke Energy Corp.	8,060,435	772,673,299
Duke Realty Corp. REIT	3,971,103	134,898,369
DuPont de Nemours, Inc.	8,294,294	591,466,105
DXC Technology Co.	2,958,879	87,286,930
E*TRADE Financial Corp.	2,717,374	118,722,070
Eastman Chemical Co.	1,537,819	113,537,177
Eaton Corp. PLC	4,683,376	389,422,714
eBay, Inc.	8,754,514	341,250,956
Ecolab, Inc.	2,779,616	550,475,153
Edison International	3,976,020	299,871,428
Edwards Lifesciences Corp.(a)	2,313,129	508,680,198
Electronic Arts, Inc.(a)	3,290,418	321,868,689
Eli Lilly & Co.	9,433,130	1,054,906,928
Emerson Electric Co.	6,804,575	454,953,884
Entergy Corp.	2,207,530	259,075,721
EOG Resources, Inc.	6,420,772	476,549,698
Equifax, Inc.	1,334,306	187,696,825
Equinix, Inc. REIT	941,791	543,225,049

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

September 30, 2019

Common Stocks	Shares	Value

Equity Residential REIT	3,870,485	$333,868,036
Essex Property Trust, Inc. REIT	726,028	237,157,046
Estee Lauder Cos., Inc. Class A	2,456,293	488,679,492
Everest Re Group, Ltd.	445,984	118,671,883
Evergy, Inc.	2,614,316	174,008,873
Eversource Energy	3,563,330	304,557,815
Exelon Corp.	10,773,492	520,467,399
Expedia Group, Inc.	1,534,785	206,290,452
Expeditors International of Washington, Inc.	1,901,383	141,253,743
Extra Space Storage, Inc. REIT	1,407,281	164,398,566
Exxon Mobil Corp.	46,979,876	3,317,249,044
F5 Networks, Inc.(a)	663,540	93,174,287
Facebook, Inc. Class A(a)	26,711,617	4,756,804,755
Fastenal Co.	6,325,340	206,648,858
Federal Realty Investment Trust REIT	773,990	105,370,999
FedEx Corp.	2,649,890	385,744,487
Fidelity National Information Services, Inc.	6,811,607	904,308,945
Fifth Third Bancorp	8,068,559	220,917,145
First Republic Bank	1,867,782	180,614,519
FirstEnergy Corp.	5,995,581	289,166,872
Fiserv, Inc.(a)	6,304,718	653,105,738
FleetCor Technologies, Inc.(a)	954,119	273,622,247
FLIR Systems, Inc.	1,488,460	78,278,111
Flowserve Corp.	1,420,310	66,342,680
FMC Corp.	1,457,142	127,762,211
Ford Motor Co.	43,478,770	398,265,533
Fortinet, Inc.(a)	1,602,045	122,972,974
Fortive Corp.	3,272,246	224,345,186
Fortune Brands Home & Security, Inc.	1,551,134	84,847,030
Fox Corp. Class A	3,894,931	122,826,649
Fox Corp. Class B(a)	1,774,037	55,953,127
Franklin Resources, Inc.	3,263,245	94,177,251
Freeport-McMoRan, Inc.	16,093,249	154,012,393
Gap, Inc.	2,389,643	41,484,202
Garmin, Ltd.	1,604,226	135,861,900
Gartner, Inc.(a)	986,180	141,013,878
General Dynamics Corp.	2,597,928	474,719,383
General Electric Co.	96,548,912	863,147,273
General Mills, Inc.	6,644,486	366,244,068
General Motors Co.	13,950,387	522,860,505
Genuine Parts Co.	1,613,698	160,708,184
Gilead Sciences, Inc.	14,076,162	892,147,148
Global Payments, Inc.	3,331,358	529,685,922
Globe Life, Inc.(a)	1,131,482	108,350,716

Common Stocks	Shares	Value

Goldman Sachs Group, Inc.	3,593,028	$744,583,192
H&R Block, Inc.	2,221,877	52,480,735
Halliburton Co.	9,607,502	181,101,413
Hanesbrands, Inc.	4,020,454	61,593,355
Harley-Davidson, Inc.	1,760,639	63,330,185
Hartford Financial Services Group, Inc.	3,998,316	242,337,933
Hasbro, Inc.	1,276,144	151,465,531
HCA Healthcare, Inc.	2,945,905	354,745,880
HCP, Inc. REIT	5,452,948	194,288,537
Helmerich & Payne, Inc.	1,222,142	48,971,230
Henry Schein, Inc.(a)	1,665,690	105,771,315
Hershey Co.	1,653,828	256,326,802
Hess Corp.	2,873,468	173,787,345
Hewlett Packard Enterprise Co.	14,496,342	219,909,508
Hilton Worldwide Holdings, Inc.	3,228,110	300,569,322
HollyFrontier Corp.	1,738,164	93,235,117
Hologic, Inc.(a)	2,968,381	149,873,557
Home Depot, Inc.	12,171,919	2,824,128,646
Honeywell International, Inc.	7,988,942	1,351,728,986
Hormel Foods Corp.	3,012,650	131,743,184
Host Hotels & Resorts, Inc. REIT	8,182,086	141,468,267
HP, Inc.	16,453,961	311,308,942
Humana, Inc.	1,494,864	382,191,879
Huntington Bancshares, Inc.	11,661,013	166,402,656
Huntington Ingalls Industries, Inc.	459,930	97,408,575
IDEX Corp.	829,964	136,014,500
IDEXX Laboratories, Inc.(a)	951,228	258,667,430
IHS Markit, Ltd.(a)	4,453,596	297,856,500
Illinois Tool Works, Inc.	3,268,489	511,485,844
Illumina, Inc.(a)	1,622,424	493,573,829
Incyte Corp.(a)	1,961,164	145,577,204
Ingersoll-Rand PLC	2,676,854	329,815,181
Intel Corp.	49,188,100	2,534,662,793
Intercontinental Exchange, Inc.(b)	6,242,458	575,991,600
International Business Machines Corp.	9,836,159	1,430,374,242
International Flavors & Fragrances, Inc.	1,185,527	145,452,308
International Paper Co.	4,397,869	183,918,882
Interpublic Group of Cos., Inc.	4,281,234	92,303,405
Intuit, Inc.	2,887,587	767,924,887
Intuitive Surgical, Inc.(a)	1,277,246	689,623,433
Invesco, Ltd.	4,455,356	75,473,731
IPG Photonics Corp.(a)	392,725	53,253,510
IQVIA Holdings, Inc.(a)	2,022,672	302,146,743
Iron Mountain, Inc. REIT	3,173,097	102,776,612
J.M. Smucker Co.	1,257,579	138,358,842

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

September 30, 2019

Common Stocks	Shares	Value

Jack Henry & Associates, Inc.	845,932	$123,480,694
Jacobs Engineering Group, Inc.	1,504,329	137,646,103
JB Hunt Transport Services, Inc.	961,709	106,413,101
Johnson & Johnson	29,303,546	3,791,292,781
Johnson Controls International PLC	8,829,244	387,515,519
JPMorgan Chase & Co.	35,503,147	4,178,365,370
Juniper Networks, Inc.	3,791,134	93,830,566
Kansas City Southern	1,112,807	148,014,459
Kellogg Co.	2,761,899	177,728,201
KeyCorp	11,132,760	198,608,438
Keysight Technologies, Inc.(a)	2,075,208	201,813,978
Kimberly-Clark Corp.	3,814,362	541,830,122
Kimco Realty Corp. REIT	4,613,796	96,336,060
Kinder Morgan, Inc.	21,493,226	442,975,388
KLA Corp.	1,792,511	285,815,879
Kohl’s Corp.	1,793,379	89,059,201
Kraft Heinz Co.	6,873,858	192,021,223
Kroger Co.	8,948,567	230,694,057
L Brands, Inc.	2,490,783	48,794,439
L3Harris Technologies, Inc.	2,479,159	517,251,734
Laboratory Corp. of America Holdings(a)	1,092,626	183,561,168
Lam Research Corp.	1,604,904	370,909,363
Lamb Weston Holdings, Inc.	1,619,464	117,767,422
Leggett & Platt, Inc.	1,435,493	58,769,083
Leidos Holdings, Inc.	1,500,916	128,898,666
Lennar Corp. Class A	3,184,210	177,838,128
Lincoln National Corp.	2,253,193	135,912,602
Linde PLC	6,008,378	1,163,942,986
LKQ Corp.(a)	3,471,022	109,163,642
Lockheed Martin Corp.	2,759,241	1,076,269,544
Loews Corp.	2,887,342	148,640,366
Lowe’s Cos., Inc.	8,569,669	942,320,803
LyondellBasell Industries NV Class A	2,866,249	256,443,298
M&T Bank Corp.	1,484,179	234,455,757
Macerich Co. REIT	1,169,784	36,953,477
Macy’s, Inc.	3,416,562	53,093,373
Marathon Oil Corp.	9,070,790	111,298,593
Marathon Petroleum Corp.	7,349,838	446,502,658
MarketAxess Holdings, Inc.	418,226	136,969,015
Marriott International, Inc. Class A	3,066,051	381,324,763
Marsh & McLennan Cos., Inc.	5,656,270	565,909,813
Martin Marietta Materials, Inc.	691,212	189,461,209
Masco Corp.	3,255,603	135,693,533
Mastercard, Inc. Class A	9,912,644	2,691,976,731
Maxim Integrated Products, Inc.	3,022,085	175,008,942

Common Stocks	Shares	Value

McCormick & Co., Inc.	1,353,661	$211,577,214
McDonald’s Corp.	8,432,300	1,810,499,133
McKesson Corp.	2,053,014	280,564,893
Medtronic PLC	14,897,084	1,618,121,264
Merck & Co., Inc.	28,428,816	2,393,137,731
MetLife, Inc.	8,838,066	416,803,193
Mettler-Toledo International, Inc.(a)	274,555	193,396,542
MGM Resorts International	5,789,527	160,485,688
Microchip Technology, Inc.	2,616,254	243,076,159
Micron Technology, Inc.(a)	12,277,209	526,078,406
Microsoft Corp.	84,773,899	11,786,115,178
Mid-America Apartment Communities, Inc. REIT	1,259,016	163,684,670
Mohawk Industries, Inc.(a)	688,305	85,398,001
Molson Coors Brewing Co. Class B	2,077,043	119,429,972
Mondelez International, Inc. Class A	16,012,699	885,822,509
Monster Beverage Corp.(a)	4,339,613	251,957,931
Moody’s Corp.	1,825,662	373,950,347
Morgan Stanley	13,947,294	595,131,035
Mosaic Co.	3,869,320	79,321,060
Motorola Solutions, Inc.	1,828,231	311,548,845
MSCI, Inc.	930,749	202,670,595
Mylan NV(a)	5,701,761	112,780,833
Nasdaq, Inc.	1,287,170	127,880,339
National Oilwell Varco, Inc.	4,238,913	89,864,956
Nektar Therapeutics(a)	1,883,644	34,310,575
NetApp, Inc.	2,641,565	138,708,578
Netflix, Inc.(a)	4,861,472	1,301,027,137
Newell Brands, Inc.	4,288,747	80,285,344
Newmont Goldcorp Corp.	9,066,273	343,793,072
News Corp. Class A	4,158,968	57,892,835
News Corp. Class B	1,368,564	19,563,622
NextEra Energy, Inc.	5,426,839	1,264,399,219
Nielsen Holdings PLC	3,890,551	82,674,209
NIKE, Inc. Class B	13,911,632	1,306,580,477
NiSource, Inc.	4,112,108	123,034,271
Noble Energy, Inc.	5,343,655	120,018,491
Nordstrom, Inc.	1,166,959	39,291,510
Norfolk Southern Corp.	2,942,011	528,561,696
Northern Trust Corp.	2,409,363	224,841,755
Northrop Grumman Corp.	1,747,381	654,900,925
Norwegian Cruise Line Holdings, Ltd.(a)	2,397,116	124,098,695
NRG Energy, Inc.	2,809,000	111,236,400
Nucor Corp.	3,380,603	172,106,499
NVIDIA Corp.	6,742,665	1,173,695,697
NVR, Inc.(a)	37,570	139,660,839
O’Reilly Automotive, Inc.(a)	849,605	338,576,089

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

September 30, 2019

Common Stocks	Shares	Value

Occidental Petroleum Corp.	9,903,526	$440,409,801
Omnicom Group, Inc.	2,444,238	191,383,835
ONEOK, Inc.	4,565,404	336,424,621
Oracle Corp.	24,445,924	1,345,259,198
PACCAR, Inc.	3,819,301	267,389,263
Packaging Corp. of America	1,045,446	110,921,821
Parker-Hannifin Corp.	1,423,055	257,017,964
Paychex, Inc.	3,532,683	292,400,172
PayPal Holdings, Inc.(a)	13,065,142	1,353,418,060
Pentair PLC	1,865,941	70,532,570
People’s United Financial, Inc.	4,377,025	68,434,786
PepsiCo, Inc.	15,518,597	2,127,599,649
PerkinElmer, Inc.	1,225,293	104,358,205
Perrigo Co. PLC	1,510,750	84,435,818
Pfizer, Inc.	61,419,195	2,206,791,676
Philip Morris International, Inc.	17,275,307	1,311,714,061
Phillips 66	4,980,162	509,968,589
Pinnacle West Capital Corp.	1,245,480	120,898,744
Pioneer Natural Resources Co.	1,862,572	234,255,680
PNC Financial Services Group, Inc.	4,943,734	692,913,757
PPG Industries, Inc.	2,619,493	310,436,115
PPL Corp.	8,007,909	252,169,054
Principal Financial Group, Inc.	2,868,089	163,882,605
Procter & Gamble Co.	27,787,587	3,456,220,071
Progressive Corp.	6,445,124	497,885,829
Prologis, Inc. REIT	6,978,642	594,719,871
Prudential Financial, Inc.	4,503,797	405,116,540
Public Service Enterprise Group, Inc.	5,579,777	346,392,556
Public Storage REIT	1,656,302	406,241,192
PulteGroup, Inc.	2,850,957	104,202,478
PVH Corp.	836,873	73,837,305
Qorvo, Inc.(a)	1,321,811	97,999,068
QUALCOMM, Inc.	13,458,864	1,026,642,146
Quanta Services, Inc.	1,604,457	60,648,475
Quest Diagnostics, Inc.	1,475,014	157,870,748
Ralph Lauren Corp.	579,016	55,278,658
Raymond James Financial, Inc.	1,400,960	115,523,162
Raytheon Co.	3,081,479	604,555,365
Realty Income Corp. REIT	3,494,052	267,923,907
Regency Centers Corp. REIT	1,851,024	128,627,658
Regeneron Pharmaceuticals, Inc.(a)	887,212	246,112,609
Regions Financial Corp.	11,214,660	177,415,921
Republic Services, Inc.	2,378,427	205,852,857
ResMed, Inc.	1,581,532	213,680,789
Robert Half International, Inc.	1,333,657	74,231,349
Rockwell Automation, Inc.	1,312,616	216,319,117
Rollins, Inc.	1,610,488	54,869,326

Common Stocks	Shares	Value

Roper Technologies, Inc.	1,151,938	$410,781,091
Ross Stores, Inc.	4,075,733	447,719,270
Royal Caribbean Cruises, Ltd.	1,895,365	205,324,890
S&P Global, Inc.	2,722,697	667,006,311
salesforce.com, Inc.(a)	9,737,723	1,445,467,602
SBA Communications Corp. REIT	1,252,009	301,921,970
Schlumberger, Ltd.	15,298,032	522,733,753
Seagate Technology PLC	2,628,679	141,396,643
Sealed Air Corp.	1,732,288	71,907,275
Sempra Energy	3,025,402	446,579,589
Sherwin-Williams Co.	911,556	501,237,298
Simon Property Group, Inc. REIT	3,409,876	530,747,199
Skyworks Solutions, Inc.	1,915,720	151,820,810
SL Green Realty Corp. REIT	943,379	77,121,233
Snap-on, Inc.	616,458	96,500,335
Southern Co.	11,605,641	716,880,445
Southwest Airlines Co.	5,421,083	292,792,693
Stanley Black & Decker, Inc.	1,675,911	242,018,308
Starbucks Corp.	13,290,757	1,175,168,734
State Street Corp.(c)	4,139,924	245,042,102
Stryker Corp.	3,562,874	770,649,646
SunTrust Banks, Inc.	4,892,283	336,589,070
SVB Financial Group(a)	573,928	119,922,256
Symantec Corp.	6,313,539	149,188,927
Synchrony Financial	6,777,248	231,036,384
Synopsys, Inc.(a)	1,651,850	226,716,412
Sysco Corp.	5,697,874	452,411,196
T Rowe Price Group, Inc.	2,623,288	299,710,654
T-Mobile US, Inc.(a)	3,496,282	275,402,133
Take-Two Interactive Software, Inc.(a)	1,241,315	155,586,422
Tapestry, Inc.	3,204,251	83,470,739
Target Corp.	5,683,932	607,669,170
TE Connectivity, Ltd.	3,737,258	348,237,700
TechnipFMC PLC	4,662,612	112,555,454
Teleflex, Inc.	512,173	174,010,777
Texas Instruments, Inc.	10,385,572	1,342,231,325
Textron, Inc.	2,589,158	126,765,176
Thermo Fisher Scientific, Inc.	4,446,793	1,295,217,397
Tiffany & Co.	1,190,482	110,274,348
TJX Cos., Inc.	13,424,643	748,289,601
Tractor Supply Co.	1,324,137	119,754,950
TransDigm Group, Inc.	551,264	287,026,627
Travelers Cos., Inc.	2,898,931	431,042,050
TripAdvisor, Inc.(a)	1,116,151	43,172,721
Twitter, Inc.(a)	8,583,016	353,620,259
Tyson Foods, Inc. Class A	3,271,218	281,782,719
UDR, Inc. REIT	3,251,533	157,634,320

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

September 30, 2019

Common Stocks	Shares	Value

Ulta Salon Cosmetics & Fragrance, Inc.(a)	653,258	$163,739,118
Under Armour, Inc. Class A(a)	2,017,896	40,236,846
Under Armour, Inc. Class C(a)	2,148,802	38,957,780
Union Pacific Corp.	7,835,374	1,269,173,881
United Continental Holdings, Inc.(a)	2,452,241	216,802,627
United Parcel Service, Inc. Class B	7,754,111	929,097,580
United Rentals, Inc.(a)	871,865	108,669,254
United Technologies Corp.	8,980,223	1,225,980,044
UnitedHealth Group, Inc.	10,513,523	2,284,798,818
United Rentals, Inc.(a)	871,865	108,669,254
United Technologies Corp.	8,980,223	1,225,980,044
UnitedHealth Group, Inc.	10,513,523	2,284,798,818
Universal Health Services, Inc. Class B	919,020	136,704,225
Unum Group	2,379,537	70,719,840
US Bancorp	15,922,143	881,131,394
Valero Energy Corp.	4,628,102	394,499,414
Varian Medical Systems, Inc.(a)	1,008,787	120,136,444
Ventas, Inc. REIT	4,099,644	299,397,001
VeriSign, Inc.(a)	1,161,058	219,010,371
Verisk Analytics, Inc.	1,810,206	286,265,977
Verizon Communications, Inc.	45,923,933	2,771,968,596
Vertex Pharmaceuticals, Inc.(a)	2,842,085	481,506,041
VF Corp.	3,602,298	320,568,499
Viacom, Inc. Class B	3,911,940	94,003,918
Visa, Inc. Class A	19,175,123	3,298,312,907
Vornado Realty Trust REIT	1,758,479	111,962,358
Vulcan Materials Co.	1,465,388	221,625,281
W.W. Grainger, Inc.	495,691	147,294,581
Wabtec Corp.	2,021,978	145,299,339
Walgreens Boots Alliance, Inc.	8,423,606	465,909,648
Walmart, Inc.	15,790,550	1,874,022,474
Walt Disney Co.	20,001,426	2,606,585,836
Waste Management, Inc.	4,334,491	498,466,465
Waters Corp.(a)	741,264	165,472,363
WEC Energy Group, Inc.	3,481,198	331,061,930
WellCare Health Plans, Inc.(a)	558,119	144,647,701
Wells Fargo & Co.	44,519,947	2,245,586,127
Welltower, Inc. REIT	4,492,972	407,287,912
Western Digital Corp.	3,251,279	193,906,280
Western Union Co.	4,766,906	110,449,212
WestRock Co.	2,843,366	103,640,691
Weyerhaeuser Co. REIT	8,221,546	227,736,824
Whirlpool Corp.	695,661	110,164,876
Williams Cos., Inc.	13,367,381	321,619,187

Common Stocks	Shares	Value

Willis Towers Watson PLC	1,424,838	$274,950,989
Wynn Resorts, Ltd.	1,068,523	116,169,821
Xcel Energy, Inc.	5,822,256	377,806,192
Xerox Holdings Corp.(a)	2,202,991	65,891,461
Xilinx, Inc.	2,808,431	269,328,533
Xylem, Inc.	1,984,676	158,019,903
Yum! Brands, Inc.	3,381,880	383,606,648
Zimmer Biomet Holdings, Inc.	2,256,682	309,774,738
Zions Bancorp	2,024,238	90,119,076
Zoetis, Inc.	5,284,947	658,451,547

Total Common Stocks (Cost $285,310,693,368)		$274,267,350,525

(a)	Non-income producing security.
(b)	Affiliate of PDR Services LLC (the “Sponsor”). See the table below for more information.
(c)	Affiliate of State Street Global Advisors Trust Company (the “Trustee”). See the table below for more information.
PLC	= Public Limited Company
REIT	= Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

September 30, 2019

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$274,267,350,525	$—	$—	$274,267,350,525

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR

SPDR S&P 500® ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at September 30, 2019 and for the year then ended are (Note 3):

	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases*	Proceeds from Shares Sold*	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
Intercontinental Exchange, Inc.	6,513,317	$487,782,310	$377,295,520	$396,674,868	$46,085,028	$61,503,610	6,242,458	$575,991,600	$6,708,769
State Street Corp	4,311,343	361,204,317	205,892,468	217,369,310	(9,423,924)	(95,261,449)	4,139,924	245,042,102	8,133,253

TOTAL		$848,986,627	$583,187,988	$614,044,178	$36,661,104	$(33,757,839)		$821,033,702	$14,842,022

*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Portfolio Statistics

September 30, 2019

INDUSTRY BREAKDOWN

AS OF SEPTEMBER 30, 2019*

INDUSTRY	% OF NET ASSETS
Software	7.1%
Banks	5.5
IT Services	5.2
Interactive Media & Services	5.1
Technology Hardware, Storage & Peripherals	4.4
Pharmaceuticals	4.2
Oil, Gas & Consumable Fuels	4.1
Semiconductors & Semiconductor Equipment	3.9
Health Care Equipment & Supplies	3.8
Internet & Catalog Retail	3.8
Equity Real Estate Investment Trusts (REITs)	3.1
Capital Markets	2.6
Insurance	2.6
Aerospace & Defense	2.5
Biotechnology	2.3
Electric Utilities	2.3
Health Care Providers & Services	2.3
Media	2.3
Specialty Retail	2.3
Diversified Telecommunication Services	2.1
Food & Staples Retailing	2.0
Household Products	2.0
Hotels, Restaurants & Leisure	1.9
Beverages	1.8
Chemicals	1.8
Diversified Financial Services	1.7
Machinery	1.7
Industrial Conglomerates	1.4
Food Products	1.2
Multi-Utilities	1.2
Communications Equipment	1.1
Life Sciences Tools & Services	1.1
Road & Rail	1.0
Tobacco	0.8
Consumer Finance	0.7
Textiles, Apparel & Luxury Goods	0.6
Air Freight & Logistics	0.5
Commercial Services & Supplies	0.5
Electrical Equipment	0.5
Electronic Equipment, Instruments & Components	0.5
Multiline Retail	0.5
Energy Equipment & Services	0.4
Household Durables	0.4
Airlines	0.3
Automobiles	0.3
Containers & Packaging	0.3

INDUSTRY	% OF NET ASSETS
Metals & Mining	0.3%
Professional Services	0.3
Building Products	0.2
Construction Materials	0.2
Personal Products	0.2
Trading Companies & Distributors	0.2
Auto Components	0.1
Construction & Engineering	0.1
Distributors	0.1
Gas Utilities	0.1
Health Care Technology	0.1
Leisure Equipment & Products	0.1
Real Estate Management & Development	0.1
Water Utilities	0.1
Wireless Telecommunication Services	0.1
Diversified Consumer Services	0.0	**
Independent Power Producers & Energy Traders	0.0	**
Other Assets in Excess of Liabilities	0.0	**

Total	100.0%

*	The Trust’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Statement of Assets and Liabilities

September 30, 2019

ASSETS
Investments in unaffiliated issuers, at value (Note 2)	$273,446,316,823
Investments in affiliates of the Trustee and the Sponsor, at value	821,033,702

Total Investments	274,267,350,525
Cash	1,114,827,098
Dividends receivable — unaffiliated issuers (Note 2)	236,512,746
Dividends receivable — affiliated issuers (Note 2)	2,147,052

Total Assets	275,620,837,421

LIABILITIES
Payable for investments purchased	37,185,683
Payable for units of fractional undivided interest (“Units”) redeemed in-kind	317,146
Accrued Trustee expense (Note 3)	12,590,011
Accrued Marketing expense (Note 3)	22,557,234
Distribution payable	1,254,640,965
Accrued expenses and other liabilities	34,106,683

Total Liabilities	1,361,397,722

NET ASSETS	$274,259,439,699

NET ASSETS CONSIST OF:
Paid in Capital (Note 4)	$292,854,928,423
Total distributable earnings (loss)	$(18,595,488,724)

NET ASSETS	$274,259,439,699

NET ASSET VALUE PER UNIT	$296.82

UNITS OUTSTANDING (UNLIMITED UNITS AUTHORIZED)	923,982,116

COST OF INVESTMENTS:
Unaffiliated issuers	$284,405,920,717
Affiliates of the Trustee and the Sponsor (Note 3)	904,772,651

Total Cost of Investments	$285,310,693,368

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Statements of Operations

	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$5,569,189,037	$4,995,395,848	$4,737,367,911
Dividend income — affiliates of the Trustee and the Sponsor	14,842,022	13,606,086	11,842,443
Foreign taxes withheld	—	—	(9,787)

Total Investment Income	5,584,031,059	5,009,001,934	4,749,200,567

EXPENSES
Trustee expense (Note 3)	129,443,668	143,201,038	126,137,525
S&P license fee (Note 3)	79,275,442	80,322,526	69,123,020
Marketing expense (Note 3)	36,911,835	22,626,082	18,358,255
Legal and audit fees	605,028	603,472	241,998
Other expenses	1,591,672	4,372,847	2,644,758

Total Expenses	247,827,645	251,125,965	216,505,556
Trustee expense waiver	—	—	(658,036)

Net Expenses	247,827,645	251,125,965	215,847,520

NET INVESTMENT INCOME (LOSS)	5,336,203,414	4,757,875,969	4,533,353,047

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,874,707,476)	(631,225,982)	(1,368,210,820)
Investments — affiliates of the Trustee and the Sponsor	(2,398,982)	(838,353)	(355,947)
In-kind redemptions — unaffiliated issuers	19,405,809,495	37,318,292,156	22,363,636,511
In-kind redemptions — affiliated issuers	39,060,086	142,784,439	89,897,379

Net realized gain (loss)	17,567,763,123	36,829,012,260	21,084,967,123

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(13,388,014,704)	(760,564,842)	12,961,822,882
Investments — affiliates of the Trustee and the Sponsor	(33,757,839)	(158,416,456)	113,290,379

Net change in unrealized appreciation/depreciation	(13,421,772,543)	(918,981,298)	13,075,113,261

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,145,990,580	35,910,030,962	34,160,080,384

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$9,482,193,994	$40,667,906,931	$38,693,433,431

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Statements of Changes In Net Assets

	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,336,203,414	$4,757,875,969	$4,533,353,047
Net realized gain (loss)	17,567,763,123	36,829,012,260	21,084,967,123
Net change in unrealized appreciation/depreciation	(13,421,772,543)	(918,981,298)	13,075,113,261

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,482,193,994	40,667,906,931	38,693,433,431

NET EQUALIZATION CREDITS AND CHARGES (NOTE 2)	(53,196,888)	2,991,782	57,766,713

DISTRIBUTIONS TO UNITHOLDERS(a)	(5,057,184,141)	(4,894,169,793)	(4,709,369,232)

INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS:
Proceeds from issuance of Units	487,497,849,720	617,352,015,478	457,292,137,220
Cost of Units redeemed	(497,053,054,235)	(617,035,693,780)	(445,257,589,858)
Net income equalization (Note 2)	53,196,888	(2,991,782)	(57,766,713)

NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	(9,502,007,627)	313,329,916	11,976,780,649

NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	(5,130,194,662)	36,090,058,836	46,018,611,561

NET ASSETS AT BEGINNING OF PERIOD	279,389,634,361	243,299,575,525	197,280,963,964

NET ASSETS AT END OF PERIOD(b)	$274,259,439,699	$279,389,634,361	$243,299,575,525

UNIT TRANSACTIONS:
Units sold	1,753,650,000	2,275,100,000	1,958,700,000
Units redeemed	(1,791,100,000)	(2,281,850,000)	(1,902,150,000)

NET INCREASE (DECREASE)	(37,450,000)	(6,750,000)	56,550,000

(a)	For the period ended September 30, 2017, the distributions to unitholders were $4,709,369,232 from net investment income. See Note 7 on the notes to financial statements.
(b)	Distribution in excess of net investment income amounted to $(1,093,659,404) as of September 30, 2017. See Note 7 on the notes to financial statements.

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Financial Highlights

Selected data for a Unit outstanding throughout each period

	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17		Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$290.60	$251.30	$216.40		$191.77	$196.98

Income (loss) from investment operations:
Net investment income (loss)(a)	5.71	4.86	4.65		4.27	4.28
Net realized and unrealized gain (loss)	6.05	39.46	34.97		24.76	(5.47)

Total from investment operations	11.76	44.32	39.62		29.03	(1.19)

Net equalization credits and charges(a)	(0.06)	0.00 (b)	0.06		0.02	0.08

Contribution by Trustee	—	—	—		—	0.03	(c)

Less Distributions from:
Net investment income	(5.48)	(5.02)	(4.78)		(4.42)	(4.13)

Net asset value, end of period	$296.82	$290.60	$251.30		$216.40	$191.77

Total return(d)	4.11%	17.72%	18.44	%(e)	15.30%	(0.64	)%(f)

Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$274,259,440	$279,389,634	$243,299,576		$197,280,964	$166,683,901

Ratios to average net assets:
Total expenses (excluding Trustee earnings credit and fee waivers)	0.10%	0.10%	0.09%		0.11%	0.11%
Total expenses (excluding Trustee earnings credit)	0.10%	0.10%	0.09%		0.11%	0.11%
Net expenses(g)	0.09%	0.09%	0.09%		0.09%	0.09%
Net investment income (loss)	2.03%	1.79%	1.98%		2.07%	2.09%
Portfolio turnover rate(h)	3%	2%	3%		4%	3%

(a)	Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the year.
(b)	Amount is less than $0.005 per Unit.
(c)	Contribution paid by the Trustee (State Street Bank and Trust Company) in the amount of $26,920,521.
(d)

Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.

(e)

Reflects a non-recurring litigation payment received by the Trust from State Street Corp., an affiliate, which amounted to less than $0.005 per Unit outstanding as of March 20, 2017. This payment resulted in an increase to total return of less than 0.005% for the period ended September 30, 2017.

(f)	Total return would have been lower by 0.01% if the Trustee had not made a contribution.
(g)	Net of expenses waived by the Trustee.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Units.

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Notes to Financial Statements

September 30, 2019

Note 1 — Organization

SPDR S&P 500® ETF Trust (the “Trust”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust is an “Exchange-Traded Fund” the units of which are listed and traded on the New York Stock Exchange under the symbol “SPY” and operate under an exemptive order granted by the U.S. Securities and Exchange Commission (the “SEC”). The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500® Index (the “S&P 500® Index”). Each unit of fractional undivided interest in the Trust is referred to as a “Unit”. The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 Units (equivalent to three “Creation Units” — see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

Effective June 16, 2017, State Street Bank and Trust Company (“SSBT”) resigned as trustee of the Trust. PDR Services, LLC, as sponsor of the Trust (the “Sponsor”), appointed State Street Global Advisors Trust Company, a wholly-owned subsidiary of SSBT, as trustee of the Trust (the “Trustee”).

The services received, and the trustee fees paid, by the Trust have not changed as a result of the change in the identity of the Trustee. SSBT continues to maintain the Trust’s accounting records, act as custodian and transfer agent to the Trust, and provide administrative services, including the filing of certain regulatory reports.

Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended (the “Trust Agreement”), the Sponsor and the Trustee are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trustee expects the risk of material loss to be remote.

The Sponsor is an indirect, wholly-owned subsidiary of Intercontinental Exchange, Inc. (“ICE”). ICE is a publicly-traded entity, trading on the New York Stock Exchange under the symbol “ICE.”

Note 2 — Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trustee in the preparation of the Trust’s financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Trust is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Trust’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

September 30, 2019

Note 2 — Summary of Significant Accounting Policies – (continued)

price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to the policy and procedures developed by the Oversight Committee of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust.

Valuation techniques used to value the Trust’s equity investments are as follows:

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.

Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value (“NAV”) and the prices used by the Trust’s underlying index, S&P 500® Index, which in turn could result in a difference between the Trust’s performance and the performance of the S&P 500® Index.

The Trustee values the Trust’s assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

September 30, 2019

Note 2 — Summary of Significant Accounting Policies – (continued)

any, are recorded as dividend income at fair value. Distributions received by the Trust may include a return of capital that is estimated by the Trustee. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Trust invests in real estate investment trusts (“REITs”). REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Trustee’s policy is to record all REIT distributions as dividend income initially and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or Trustee’s estimates of such re-designations for which actual information has not yet been reported. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

Distributions

The Trust declares and distributes dividends from net investment income, if any, to its holders of Units (“Unitholders”) quarterly. Capital gain distributions, if any, are generally declared and paid annually. Additional distributions may be paid by the Trust to avoid imposition of federal income and excise tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

Equalization

The Trustee follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Trust’s Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust’s Units. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Federal Income Taxes

For U.S. federal income tax purposes, the Trust has qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (a “RIC”), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Trust distributes substantially all of its ordinary income and capital gains during each calendar year, the Trust will not be subject to U.S. federal excise tax. Income and capital gain distributions are determined in accordance with U.S. federal income tax principles, which may differ from U.S. GAAP. These book-tax differences are primarily due to differing treatments for expired carry forward losses, in-kind transactions, REITs and losses deferred due to wash sales.

U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. For U.S. GAAP purposes, the Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

September 30, 2019

Note 2 — Summary of Significant Accounting Policies – (continued)

The Trustee has reviewed the Trust’s tax positions for the open tax years as of September 30, 2019 and has determined that no provision for income tax is required in the Trust’s financial statements. Generally, the Trust’s tax returns for the prior three fiscal years remain subject to examinations by the Trust’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts and the State of New York. The Trustee has the Trust recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the year ended September 30, 2019.

No income tax returns are currently under examination. The Trustee has analyzed the relevant tax laws and regulations and their application to the Trust’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of any tax liabilities. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Trust’s investments may change over time based on factors including, but not limited to, new tax laws, regulations and interpretations thereof.

During the year ended September 30, 2019, the Trustee reclassified $19,444,869,581 of non-taxable security gains realized from the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statement of Assets and Liabilities.

At September 30, 2019, the Trust had the following capital loss carryforwards that may be utilized to offset any net realized capital gains:

Non-Expiring – Short Term	$700,709,060
Non-Expiring – Long Term	5,842,521,334

At September 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P 500® ETF Trust	$285,368,674,899	$17,630,053,721	$28,731,378,095	$(11,101,324,374)

The tax character of distributions paid during the years ended September 30, 2019, 2018 and 2017 were as follows:

Distributions paid from:	2019	2018	2017
Ordinary Income	$5,057,184,141	$4,894,169,793	$4,709,369,232

As of September 30, 2019, the components of distributable earnings (excluding unrealized appreciation/ (depreciation)) were undistributed ordinary income of $303,707,011 and undistributed capital gain of $0.

Note 3 — Transactions with Affiliates of the Trustee and Sponsor

SSBT maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of certain regulatory reports. The Trustee pays SSBT for such services. The Trustee is responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the composition and/or weighting

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

September 30, 2019

Note 3 — Transactions with Affiliates of the Trustee and Sponsor – (continued)

structure of the S&P 500® Index. For these services, the Trustee received a fee at the following annual rates for the year ended September 30, 2019:

Net asset value of the Trust	Fee as a percentage of net asset value of the Trust
$0 – $499,999,999	0.10% per annum plus or minus the Adjustment Amount
$500,000,000 – $2,499,999,999	0.08% per annum plus or minus the Adjustment Amount
$2,500,000,000 and above	0.06% per annum plus or minus the Adjustment Amount

The adjustment amount (the “Adjustment Amount”) is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for the creation and redemption of Units and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended September 30, 2019, the Adjustment Amount reduced the Trustee’s fee by $28,507,217. The Adjustment Amount included an excess of net transaction fees from processing orders of $6,005,194 and a Trustee earnings credit of $22,502,023.

The Trustee has voluntarily agreed to waive a portion of its fee, as needed, for one year until February 1, 2020, so that the total operating expenses would not exceed 0.0945% per annum of the daily NAV of the Trust. The total amount of such waivers by the Trustee for the year ended September 30, 2017 is identified in the Statements of Operations. No amounts were waived for the years ended September 31, 2019 and September 30, 2018. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods, and the Trustee may discontinue the voluntary waiver.

In accordance with the Trust Agreement and under the terms of an exemptive order issued by the SEC dated December 30, 1997, the Sponsor is reimbursed by the Trust for certain expenses up to a maximum of 0.20% of the Trust’s NAV on an annualized basis. The expenses reimbursed to the Sponsor for the years ended September 30, 2019, 2018 and 2017, did not exceed 0.20% per annum. The licensing and marketing fee disclosed below are subject to both the reimbursement from the Trust to the Sponsor and expense limitation of 0.20% of the Trust’s NAV for the years ended September 30, 2019, 2018 and 2017. The Trust reimbursed the Sponsor for $549,533, $367,362 and $245,507 of legal fees for the years ended September 30, 2019, 2018 and 2017, respectively, which are included in Legal and audit fees on the Statements of Operations.

S&P Dow Jones Indices LLC (“S&P”), per a license from Standard & Poor’s Financial Services LLC, and State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Marketing Agent”) have entered into a license agreement (the “License Agreement”). The License Agreement grants SSGA FD, an affiliate of the Trustee, a license to use the S&P 500® Index and to use certain trade names and trademarks of S&P in connection with the Trust. The S&P 500® Index also serves as the basis for determining the composition of the Trust’s portfolio. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. (“NYSE Arca”) have each received a sublicense from SSGA FD for the use of the S&P 500® Index and certain trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of beneficial interests of Units. Currently, the License Agreement is scheduled to terminate on November 29, 2031, but its term may be extended without the consent of any of the owners of beneficial interests of Units. Pursuant to such arrangements and in accordance with the Trust Agreement, the Trust reimburses the

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

September 30, 2019

Note 3 — Transactions with Affiliates of the Trustee and Sponsor – (continued)

Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on Unit closing price and outstanding Units) plus an annual license fee of $600,000.

The Sponsor has entered into an agreement with the Marketing Agent pursuant to which the Marketing Agent has agreed to market and promote the Trust. The Marketing Agent is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Expenses incurred by the Marketing Agent include, but are not limited to: printing and distribution of marketing materials describing the Trust, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of the Units. The Sponsor pays the Distributor for its services a flat annual fee of $25,000, and the Trust does not reimburse the Sponsor for this fee.

Investments in Affiliates of the Trustee and the Sponsor

The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P 500® Index. The market values of these investments at September 30, 2019 are listed in the Schedule of Investments.

On March 20, 2017, the Trust received a non-recurring litigation payment of $661,715 from State Street Corp., an affiliate of the Trustee, which is recorded as a realized gain in the 2017 Statements of Operations.

Note 4 — Unitholder Transactions

Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the NAV per Unit of the Trust on the transaction date. There is a transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (the “Transaction Fee”). The Transaction Fee is non-refundable, regardless of the NAV of the Trust. The Transaction Fee is the lesser of $3,000 or 0.10% (10 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the common stocks that are included in the S&P 500® Index, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit is charged per Creation Unit per day.

Note 5 — Investment Transactions

For the year ended September 30, 2019, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $192,702,859,903, $202,225,064,807, $8,921,019,725, and $7,348,613,677, respectively. Net realized gain (loss) on investment transactions in the 2019 Statement of Operations includes net gains resulting from in-kind transactions of $19,444,869,581.

Note 6 — Market Risk

In the normal course of business, the Trust invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk). Due to the level of risk associated with certain investments, it is at least

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

September 30, 2019

Note 6 — Market Risk – (continued)

reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Unit will decline, more or less, in correlation with any decline in value of the S&P 500® Index. The values of equity securities could decline generally or could underperform other investments. The Trust would not sell an equity security because the security’s issuer was in financial trouble unless that security was removed from the S&P 500® Index.

Note 7 — Recent Accounting Pronouncements

In August 2018, the SEC released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Trust adopted the Final Rule in 2018 with the most notable impacts being that the Trust is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to Unitholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Note 8 — Subsequent Events

The Trustee has evaluated the impact of all subsequent events on the Trust through the date on which the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR S&P 500® ETF Trust

Report of Independent Registered Public Accounting Firm

To the Trustee and Unitholders of

the SPDR S&P 500® ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the SPDR S&P 500 ETF Trust (the “Trust”) as of September 30, 2019, the related statements of operations and of changes in net assets for each of the three years in the period ended September 30, 2019, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Trust as of September 30, 2019, the results of its operations and the changes in its net assets for each of the three years in the period ended September 30, 2019, and the financial highlights for each of the five years in the period ended September 30, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

November 26, 2019

We have served as the auditor of one or more investment companies in the SPDR Funds since 1993.

SPDR S&P 500® ETF Trust

Other Information

September 30, 2019 (Unaudited)

For U.S. federal income tax purposes, the Trust reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

For the fiscal year ended September 30, 2019, certain dividends paid by the Trust may be designated as qualified dividend income for U.S. federal income tax purposes and subject to a maximum U.S. federal income tax rate of 20% in the case of certain non-corporate unitholders that meet applicable holding period requirements with respect to their Units. Complete information will be reported in conjunction with your 2019 Form 1099-DIV.

SPDR S&P 500® ETF Trust

Other Information (continued)

September 30, 2019 (Unaudited)

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Bid/Ask Price(1) vs Net Asset Value

As of September 30, 2019

	Bid/Ask Price Above NAV			Bid/Ask Price Below NAV
	50-99 BASIS POINTS	100-199 BASIS POINTS	>200 BASIS POINTS	50-99 BASIS POINTS	100-199 BASIS POINTS	>200 BASIS POINTS
2019	0	0	0	0	0	0
2018	0	0	0	0	0	0
2017	0	0	0	0	0	0
2016	0	0	0	0	0	0
2015	0	0	0	0	0	0

Comparison of Total Returns Based on NAV and Bid/Ask Price(1)

The table below is provided to compare the Trust’s total pre-tax return at NAV with the total pre-tax returns based on bid/ask price and the performance of the S&P 500® Index. Past performance is not necessarily an indication of how the Trust will perform in the future. The return based on NAV shown in the table below reflects the impact of a fee waiver and, without this waiver, returns would have been lower.

Cumulative Total Return

	1 Year	5 Year	10 Year
SPDR S&P 500® ETF Trust
Return Based on NAV	4.11%	66.25%	242.03%
Return Based on Bid/Ask Price	4.10%	66.23%	242.52%
S&P 500® Index	4.25%	67.27%	246.74%

Average Annual Total Return

	1 Year	5 Year	10 Year
SPDR S&P 500® ETF Trust
Return Based on NAV	4.11%	10.70%	13.09%
Return Based on Bid/Ask Price	4.10%	10.70%	13.10%
S&P 500® Index	4.25%	10.84%	13.24%

(1)	The bid/ask price is the midpoint of the best bid and best offer prices on NYSE Arca at the time the Trust’s NAV is calculated, ordinarily 4:00 p.m.

SPDR S&P 500® ETF Trust

(Unaudited)

Sponsor

PDR Services LLC

c/o NYSE Holdings LLC

11 Wall Street

New York, NY 10005

Trustee

State Street Global Advisors Trust Company

One Iron Street

Boston, MA 02210

Distributor

ALPS Distributors, Inc.

1290 Broadway Suite 1100

Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

101 Seaport Boulevard, Suite 500

Boston, MA 02210

SPDRAR